Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 19,430,102	¥ 18,183,076	¥ 17,608,407
Effect of change in accounting policy	(27,538)
Other comprehensive income (loss) before reclassifications, net of taxes	(42,788)	(170,629)	66,147
Reclassifications, net of taxes	(6,197)	(22,221)	(26,482)
Other comprehensive income (loss), net of tax	(48,985)	(192,850)	39,665
Less - Other comprehensive income attributable to noncontrolling interests	6,256	(973)	(7,285)
Equity transaction with noncontrolling interests and other	(2,121)	(1,659)	13,347
Balances	20,067,137	19,430,102	18,183,076
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(679,085)	(560,108)	(499,055)
Effect of change in accounting policy	105
Other comprehensive income (loss) before reclassifications, net of taxes	25,639	(113,942)	(57,926)
Reclassifications, net of taxes	1,377	(6,664)
Other comprehensive income (loss), net of tax	27,016	(120,606)	(57,926)
Less - Other comprehensive income attributable to noncontrolling interests	2,432	1,629	5,499
Equity transaction with noncontrolling interests and other			(8,626)
Balances	(649,532)	(679,085)	(560,108)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	1,329,584	1,426,003	1,424,945
Effect of change in accounting policy	(1,309,725)
Other comprehensive income (loss) before reclassifications, net of taxes	(6,139)	(72,501)	41,134
Reclassifications, net of taxes	(15,026)	(22,058)	(36,855)
Other comprehensive income (loss), net of tax	(21,165)	(94,559)	4,279
Less - Other comprehensive income attributable to noncontrolling interests	54	(2,022)	(12,281)
Equity transaction with noncontrolling interests and other		162	9,060
Balances	(1,252)	1,329,584	1,426,003
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(214,800)	(224,973)	(315,122)
Other comprehensive income (loss) before reclassifications, net of taxes	(62,288)	15,814	82,939
Reclassifications, net of taxes	7,452	6,501	10,373
Other comprehensive income (loss), net of tax	(54,836)	22,315	93,312
Less - Other comprehensive income attributable to noncontrolling interests	3,770	(580)	(503)
Equity transaction with noncontrolling interests and other		(11,562)	(2,660)
Balances	(265,866)	(214,800)	(224,973)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	435,699	640,922	610,768
Effect of change in accounting policy	(1,309,620)
Equity transaction with noncontrolling interests and other		(11,400)	(2,226)
Balances	¥ (916,650)	¥ 435,699	¥ 640,922